Taxes - Schedule of Movement of Deferred Tax Assets (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	$ 14,631,743	$ 9,913,707
Deferred tax credits during the period/year	672,857	4,718,036
Closing balance	$ 15,304,600	$ 14,631,743